General information (Details) $ in Millions	1 Months Ended	6 Months Ended
	Oct. 31, 2023 site	Jun. 30, 2026 brand ₩ / shares	Jun. 30, 2025 ₩ / shares	Sep. 02, 2021 ₩ / shares shares	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Number of real-money iGaming sites acquired | site	4
Number of brands | brand		4
Par value per share (in KRW per share)		₩ 10,000	₩ 10,000
American depositary shares
Disclosure of subsidiaries [line items]
Number of depositary shares per common share (in shares) | shares				0.05
Par value per share (in KRW per share)				₩ 10,000
DoubleDown Interactive LLC
Disclosure of subsidiaries [line items]
Total purchase consideration | $					$ 825
DoubleU Games | DoubleDown Interactive Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of ownership		67.10%